FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Debt Instruments [Abstract]
Contractual Principal Payments	The table below presents the Company's contractual principal payments as at December 31, 2021 under the Loan:

2022	$494
2023	989
2024	989
2025	989
2026	6,427
$9,888